Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2025
Other Long-Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES

23. OTHER LONG-TERM LIABILITIES

As at December 31,	2025	2024
Deferred revenue(b)	$157,525	$185,400
Accrued benefit liabilities (Note 32)	65,160	70,474
Lease liabilities(c)	37,384	31,337
Decommissioning liabilities(a)	1,967	1,795
Uncertain tax positions	175	175
Other long-term liabilities	$262,211	$289,181

(a)      The current and long-term decommissioning liabilities on property and equipment were $2.9 million (December 31, 2024 — $2.7 million). The decommissioning liabilities are for the restoration of leased buildings and teleports. During the year ended December 31, 2025, $0.1 million of interest expense was recorded on decommissioning liabilities (December 31, 2024 — $0.1 million). During the year ended December 31, 2025 and 2024 there were no decommissioning liabilities derecognized. It is expected that the decommissioning liabilities will mature between 2026 and 2062.

(b)      Remaining performance obligations, which the Company also refers to as contract revenue backlog (“backlog”) represents the expected future revenue under existing customer contracts, includes both cancellable and non-cancellable contracts, and any deferred revenue that will be recognized in the future in respect to cash already received. The Company does not include revenue beyond the stated expiration of the contract regardless of potential for renewal.

The Company expects the backlog as at December 31, 2025 to be recognized as follows (in millions of Canadian dollars):

2026	2027	2028	2029	2030	Thereafter	Total
$283,391	$191,046	$104,032	$79,679	$55,882	$112,677	$826,707

(c)      The expected undiscounted contractual cash flows of the lease liabilities as at December 31, 2025 were as follows:

2026	2027	2028	2029	2030	Thereafter	Total
$4,838	$4,777	$4,635	$4,942	$4,711	$33,486	$57,389

The undiscounted contractual cash flows included $17.3 million of interest payments.

In addition, there were certain leases which were signed but not capitalized as at December 31, 2025. Based upon the assessed lease term, the expected undiscounted cash flows totaled $41.3 million.